9. GOODWILL	12 Months Ended
Dec. 31, 2024
Notes
9. GOODWILL	9.GOODWILL ZenaTech recorded goodwill of $2,468,722 associated with the PacePlus acquisition. This asset is not being amortized for financial reporting purposes.